COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of lease commitments
Undiscounted minimum lease commitments	$131,660
Present value adjustment using incremental borrowing rate	(30,926)
Lease liabilities	$100,734

Undiscounted minimum lease commitments	$168,114
Present value adjustment using incremental borrowing rate	(17,637)
Lease liabilities	$150,477

Schedule of components of lease investments
iCoreConnect, Inc. Lease Commitments
as of 06/30/2021
Less than 1 year	1-3 years	3-5 years	Total
$73,980	$57,680	$-	$131,660

iCoreConnect, Inc. Lease Commitments
as of 12/31/2020
Less than 1 year	1-3 years	3-5years	Total
$100,114	$68,000	$-	$168,114